Contingent liabilities, contingent assets and credit commitments (Tables)	12 Months Ended
Sep. 30, 2018
Contingent liabilities, contingent assets and credit commitments
Schedule of undrawn credit commitments

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Undrawn credit commitments
Letters of credit and guarantees1	15,585	15,460	14,957	14,908
Commitments to extend credit2	174,658	178,443	152,943	156,423
Other	154	648	99	648

Total undrawn credit commitments	190,397	194,551	167,999	171,979

1Letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2018 the Group had offered $5.7 billion (2017: $5.5 billion) of facilities to customers, which had not yet been accepted.

Schedule of maturity of undrawn credit commitments

Consolidated 2018	Up to	Over 1	Over 3	Over
$m	1 Year	to 3 Years	to 5 Years	5 Years	Total
Letters of credit and guarantees	8,983	2,717	890	2,995	15,585
Commitments to extend credit	50,292	49,320	14,637	60,409	174,658
Other	-	74	25	55	154

Total undrawn credit commitments	59,275	52,111	15,552	63,459	190,397